Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Diluted weighted average shares outstanding (in Shares)	5,297,030	20,655,000	8,961,092	18,677,398
Diluted net loss per share	$ (0.08)	$ (0.07)	$ (0.10)	$ (0.34)
Class B Ordinary Shares
Diluted weighted average shares outstanding (in Shares)	6,666,667	6,666,667	6,482,052	6,666,667
Diluted net loss per share	$ (0.08)	$ (0.07)	$ (0.10)	$ (0.34)